Related party transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Related party transactions
31.	Related party transactions

a)	Parent and ultimate controlling party
The Company has neither a parent company nor an ultimate controlling party. The transactions between the Company and its subsidiaries were eliminated in the accompanying consolidated financial statements and were not disclosed herein. The transactions between the Group and other related parties are as follows.

b)	Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate

c)	Significant related party transactions

(a)	Purchases of materials

	2017	2018	2019
	NT$000	NT$000	NT$000
JMC	130	132,494	9

Purchases of materials from associate is based on normal commercial terms and conditions
. The payment terms of the purchases from associate have no significant differences with third party suppliers.

(b)	Subcontracting fee

	2017	2018	2019
	NT$000	NT$000	NT$000
Unimos Shanghai	41,183	17	—

(c)	Disposal of property, plant and equipment

	2017
	Selling price	Gain on disposal
	NT$000	NT$000
Unimos Shanghai	21,982	20,240

There were no disposal of property, plant, and equipment to related parties for the years ended December 31, 2018 and 2019.

(d)	Acquisition of financial assets
In June 2017 and January 2018, ChipMOS BVI participated in Unimos Shanghai’s increase of paid-in
capital based on its shareholding amounted to NT$1,373,486 thousand and NT$794,694 thousand.

d)	Key management personnel compensation

	2017	2018	2019
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	188,105	151,095	178,713
Post-employment compensation	5,622	2,067	2,049
Share-based payments	18,736	6,763	—

	212,463	159,925	180,762